Note 18 - Financial Instruments - Fair Value of Assets and Liabilities (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Fair Value, Inputs, Level 2 [Member]
Derivative asset (liability)	$ (557)
Fair Value, Recurring [Member]
Derivative asset (liability)	(557)
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative asset (liability)	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative asset (liability)	(557)
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative asset (liability)	0
Fair Value, Recurring [Member] | Forward Freight Agreements ("FFAs") [Member]
Derivative asset (liability)	(316)
Fair Value, Recurring [Member] | Forward Freight Agreements ("FFAs") [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative asset (liability)	0
Fair Value, Recurring [Member] | Forward Freight Agreements ("FFAs") [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative asset (liability)	(316)
Fair Value, Recurring [Member] | Forward Freight Agreements ("FFAs") [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative asset (liability)	0
Fair Value, Recurring [Member] | EUA Futures [Member]
Derivative asset (liability)	291
Fair Value, Recurring [Member] | EUA Futures [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative asset (liability)	0
Fair Value, Recurring [Member] | EUA Futures [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative asset (liability)	291
Fair Value, Recurring [Member] | EUA Futures [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative asset (liability)	0
Fair Value, Recurring [Member] | Euro/U.S. Dollar Currency Options [Member]
Derivative asset (liability)	268
Fair Value, Recurring [Member] | Euro/U.S. Dollar Currency Options [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative asset (liability)	0
Fair Value, Recurring [Member] | Euro/U.S. Dollar Currency Options [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative asset (liability)	268
Fair Value, Recurring [Member] | Euro/U.S. Dollar Currency Options [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative asset (liability)	0
Fair Value, Recurring [Member] | Bunker Swap Agreements [Member]
Derivative asset (liability)	(800)
Fair Value, Recurring [Member] | Bunker Swap Agreements [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative asset (liability)	0
Fair Value, Recurring [Member] | Bunker Swap Agreements [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative asset (liability)	(800)
Fair Value, Recurring [Member] | Bunker Swap Agreements [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative asset (liability)	$ 0